Consolidated Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated Shareholders' Equity

B.8. CONSOLIDATED SHAREHOLDERS’ EQUITY

B.8.1. SHARE CAPITAL
As of June 30, 2024, the share capital was €2,532,725,512 and consisted of 1,266,362,756 shares (the total number of shares outstanding) with a par value of €2.

Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2024	15.33	1.211%
December 31, 2023	13.45	1.063%
June 30, 2023	10.90	0.864%
January 1, 2023	8.20	0.650%
A total of 91,355 shares were issued in the first half of 2024 as a result of the exercise of Sanofi stock subscription options.
In addition, 2,803,637 shares vested under Sanofi restricted share plans during the first half of 2024, of which 1,471,432 were fulfilled by issuance of new shares and 1,332,205 by allotment of existing shares free of charge.

B.8.2. REPURCHASE OF SANOFI SHARES
On May 25, 2023, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Under that program, Sanofi repurchased 3,215,460 of its own shares during the first half of 2024 for a total amount of €302 million.
On April 30, 2024, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 18 months. Sanofi did not use that authorization during the first half of 2024.

B.8.3. REDUCTIONS IN SHARE CAPITAL
No decision to cancel treasury shares was made by the Sanofi Board of Directors during the first half of 2024.

B.8.4. RESTRICTED SHARE PLANS
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2023. The principal features of the plans awarded in 2024 are set forth below:

2024
Type of plan	Performance share plan
Date of Board meeting approving the plan	April 30, 2024
Total number of shares subject to a 3-year service period	4,505,145
Of which with no market condition	2,888,502
Fair value per share awarded (a)	€81.84
Of which with market conditions	1,616,643
Fair value per share awarded other than to the Chief Executive Officer (1,394,478 shares in total) (b)	€72.79
Fair value per share awarded other than to the Chief Executive Officer (139,665 additional shares) (c)	€13.50
Fair value per share awarded to the Chief Executive Officer (82,500 shares) (b)	€72.38
Fair value of plan at the date of grant (€ million)	346
(a)Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c) Additional tranche subject to a higher level of market conditions.
The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2024	June 30, 2023
Total expense for restricted share plans (€ million)	128	108
Number of shares not yet fully vested	11,192,984	10,127,545
Under 2024 plans	4,498,109	—
Under 2023 plans	3,652,352	3,837,974
Under 2022 plans	3,031,060	3,226,321
Under 2021 plans	11,463	2,996,101
Under 2020 plans	—	67,149

B.8.5. CAPITAL INCREASES
On January 31, 2024, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of €72.87 per share. The subscription period was open from June 4 through June 24, 2024. Sanofi employees subscribed for a total of 2,124,445 shares, and this capital increase was supplemented by the immediate issuance of a further 119,951 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2024 was €45 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
On February 2, 2023, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of €79.58 per share. The subscription period was open from June 5 through June 23, 2023. Sanofi employees subscribed for a total of 2,009,306 shares, and this capital increase was supplemented by the immediate issuance of a further 119,417 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2023 was €52 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.

B.8.6. STOCK SUBSCRIPTION OPTION PLANS
No stock subscription option plans were awarded in the first half of 2024 or in 2023.
No more expenses have been recognized through equity for stock option plans in either 2024 or 2023.
The table below provides summary information about options outstanding and exercisable as of June 30, 2024:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	3.84	65.84	168,784	65.84
From €70.00 to €80.00 per share	478,150	3.18	76.26	478,150	76.26
From €80.00 to €90.00 per share	594,724	1.79	89.20	594,724	89.20
Total	1,241,658			1,241,658

B.8.7. NUMBER OF SHARES USED TO COMPUTE DILUTED EARNINGS PER SHARE
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
Average number of shares outstanding	1,249.4	1,249.9	1,251.7
Adjustment for stock options with dilutive effect	0.1	0.3	0.2
Adjustment for restricted shares	4.3	4.3	4.5
Average number of shares used to compute diluted earnings per share	1,253.8	1,254.5	1,256.4
As of June 30, 2024, December 31, 2023 and June 30, 2023 all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect.

B.8.8. OTHER COMPREHENSIVE INCOME
Movements within other comprehensive income are shown below:

(€ million)	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
Actuarial gains/(losses):
▪Actuarial gains/(losses) excluding investments accounted for using the equity method	235	133	(171)
▪Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	—	8	—
▪Tax effects	(57)	(60)	18
Equity instruments included in financial assets and financial liabilities:	—	—	—
▪Change in fair value (excluding investments accounted for using the equity method)	(10)	3	97
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Equity risk hedging instruments designated as fair value hedges	—	—	—
▪Tax effects	(2)	1	(21)
Items not subsequently reclassifiable to profit or loss	166	85	(77)
Debt instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (a)	(5)	6	21
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	1	(1)	(4)
Cash flow hedges and fair value hedges:
▪Change in fair value (excluding investments accounted for using the equity method) (b)	(4)	1	1
▪Change in fair value (investments accounted for using the equity method, net of taxes)	1	—	(2)
▪Tax effects	1	—	—
Change in currency translation differences:
▪Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (c)	1,167	(1,089)	(1,551)
▪Currency translation differences (investments accounted for using the equity method)	(1)	6	3
▪Hedges of net investments in foreign operations	(126)	26	8
▪Tax effects	33	(7)	(2)
Items subsequently reclassifiable to profit or loss	1,067	(1,058)	(1,526)

(a)Includes reclassifications to profit or loss: immaterial over all periods.
(b)Includes reclassifications to profit or loss: immaterial over all periods.
(c)Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
    Includes a reclassification to profit or loss: immaterial in the first half of 2024 , €(56) million in 2023 and €(14) million in the first half of 2023.

Summary of Treasury Shares Held

B.8. CONSOLIDATED SHAREHOLDERS’ EQUITY

B.8.1. SHARE CAPITAL
As of June 30, 2024, the share capital was €2,532,725,512 and consisted of 1,266,362,756 shares (the total number of shares outstanding) with a par value of €2.

Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2024	15.33	1.211%
December 31, 2023	13.45	1.063%
June 30, 2023	10.90	0.864%
January 1, 2023	8.20	0.650%
A total of 91,355 shares were issued in the first half of 2024 as a result of the exercise of Sanofi stock subscription options.
In addition, 2,803,637 shares vested under Sanofi restricted share plans during the first half of 2024, of which 1,471,432 were fulfilled by issuance of new shares and 1,332,205 by allotment of existing shares free of charge.